Non-current receivables (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of non-current receivables

(in thousands of USD)	June 30, 2022	December 31, 2021

Shareholders loans to joint ventures	—	30,242
Derivatives	22,315	6,392
Other non-current receivables	14,367	14,426
Lease receivables	3,613	4,578
Investment	1	1
Total non-current receivables	40,296	55,639